Consolidated Statements of Changes in Shareholders Equity - USD ($)	Total	Ordinary Shares	Accumulated other comprehensive Income (loss)	Additional Paid-In Capital	Statutory Reserve	Retained Earnings (Accumulated Deficit)	Total Farmmi Inc Shareholders Equity	Noncontrolling Interest
Balance, shares at Sep. 30, 2020		102,588
Balance, amount at Sep. 30, 2020	$ 29,155,157	$ 20,518	$ 186,912	$ 20,335,228	$ 972,092	$ 6,770,426	$ 28,285,176	$ 869,981
Share-based compensation expenses, shares		2,983
Share-based compensation expenses, amount	1,260,674	$ 597	0	1,260,077	0	0	1,260,674	0
Issuance of ordinary shares and warrants, net, shares		1,307,758
Issuance of ordinary shares and warrants, net, amount	126,010,538	$ 261,552	0	125,748,986	0	0	126,010,538
Warrants exercised for cash, shares		1,375,572
Warrants exercised for cash, amount	19,050	$ 275,114	0	(256,064)	0	0	19,050	0
Foreign currency translation gain	1,990,561	0	1,942,060	0	0	0	1,942,060	48,501
Net income for the year	2,356,438	0	0	0	0	2,358,414	2,358,414	(1,976)
Statutory reserve	0	$ 0	0	0	1,463	(1,463)	0	0
Balance, shares at Sep. 30, 2021		2,788,901
Balance, amount at Sep. 30, 2021	160,792,418	$ 557,781	2,128,972	147,088,227	973,555	9,127,377	159,875,912	916,506
Share-based compensation expenses, shares		50,000
Share-based compensation expenses, amount	2,007,328	$ 10,000	0	1,997,328	0	0	2,007,328	0
Issuance of ordinary shares and warrants, net, shares		150,000
Issuance of ordinary shares and warrants, net, amount	6,000,000	$ 30,000	0	5,970,000	0	0	6,000,000	0
Foreign currency translation gain	(16,344,967)	0	(16,344,967)	0	0	0	(16,344,967)	0
Net income for the year	2,223,979	0	0	0	0	2,223,979	2,223,979	0
Statutory reserve	0	$ 0	0	0	180,258	(180,258)	0	0
Reverse share-split adjustment, shares		(66)
Reverse share-split adjustment, amount	0	$ (13)	0	13	0	0	0	0
Disposal of a subsidiary	5,333	$ 0	82,449	(2,893,003)	0	3,732,393	921,839	(916,506)
Balance, shares at Sep. 30, 2022		2,988,835
Balance, amount at Sep. 30, 2022	154,684,091	$ 597,768	(14,133,546)	152,162,565	1,153,813	14,903,491	154,684,091	0
Issuance of ordinary shares and warrants, net, shares		2,631,579
Issuance of ordinary shares and warrants, net, amount	7,930,000	$ 526,316	0	7,403,684	0	0	7,930,000	0
Foreign currency translation gain	(4,281,978)	0	(4,281,978)	0	0	0	(4,281,978)	0
Net income for the year	2,543,813	0	0	0	0	2,543,813	2,543,813	0
Statutory reserve	0	$ 0	0	0	541,816	(541,816)	0	0
Reverse share-split adjustment, shares		(473)
Reverse share-split adjustment, amount	0	$ (95)	0	95	0	0	0	0
Issuance of ordinary shares for promissory notes redemption, shares		474,137
Issuance of ordinary shares for promissory notes redemption, amount	1,100,000	$ 94,827	0	1,005,173	0	0	1,100,000	0
Balance, shares at Sep. 30, 2023		6,094,078
Balance, amount at Sep. 30, 2023	$ 161,975,926	$ 1,218,816	$ (18,415,524)	$ 160,571,517	$ 1,695,629	$ 16,905,488	$ 161,975,926	$ 0